Segment information (Detail) - Financial Position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total assets	$ 1,074,002	$ 1,086,352
Total liabilities	141,488	133,211
Europe [Member]
Statement Line Items [Line Items]
Total assets	530,204	501,700
Total liabilities	3,283	6,244
Africa [Member]
Statement Line Items [Line Items]
Total assets	459,974	472,411
Total liabilities	127,151	117,394
North America [Member]
Statement Line Items [Line Items]
Total assets	83,824	112,241
Total liabilities	11,054	9,573
Total [Member]
Statement Line Items [Line Items]
Total assets	1,074,002	1,086,352
Total liabilities	$ 141,488	$ 133,211